Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2020
Off-balance-sheet exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	Million euros
	30-06-2020	31-12-2019
Loan commitments granted	228,767	241,179
Of which doubtful	280	352
Financial guarantees granted	12,166	13,650
Of which doubtful	141	154
Bank sureties	12,144	13,620
Credit derivatives sold	22	30
Other commitments granted	78,654	68,895
Of which doubtful	611	747
Other granted guarantees	33,412	33,890
Other	45,242	35,005
The breakdown of the off-balance sheet exposure and impairment on 30 June 2020 and 31 December 2019 by impairment stages is EUR 311,447 million and EUR 316,116 million of exposure and EUR 378 million and EUR 417 million of impairment in stage 1, EUR 7,108 million and EUR 6,355 million of exposure and EUR 134 million and EUR 145 million of impairment in stage 2, and EUR 1,032 million and EUR 1,253 million of exposure and EUR 154 million and EUR 177 million of impairment in stage 3, respectively.